Deed of Cross Guarantee (Tables) - Parent [member]	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Summary of Consolidated Statement of Comprehensive Income and Retained Earnings

Consolidated Statement of Comprehensive Income and Retained Earnings	2019	2018
	US$M	US$M
Revenue	22,660	20,434
Other income	2,881	3,188
Expenses excluding net finance costs	(14,610)	(12,693)
Net finance costs	(414)	(470)
Income tax expense	(2,317)	(2,218)

Profit after taxation	8,200	8,241
Total other comprehensive income	10	12

Total comprehensive income	8,210	8,253

Retained earnings at the beginning of the financial year	48,442	45,979
Net effect on retained earnings of entities added to/removed from the Deed	(34)	48
Profit after taxation for the year	8,200	8,241
Transfers to and from reserves	(31)	(15)
Shares bought back and cancelled	(5,199)	–
Dividends	(6,655)	(5,811)

Retained earnings at the end of the financial year	44,723	48,442

Summary of Consolidated Balance Sheet

Consolidated Balance Sheet	2019	2018
	US$M	US$M
ASSETS
Current assets
Cash and cash equivalents	13	2
Trade and other receivables	4,875	3,977
Loans to related parties	4,255	16,730
Inventories	1,677	1,649
Other	92	90

Total current assets	10,912	22,448

Non-current assets
Trade and other receivables	40	73
Loans to related parties	–	151
Inventories	326	323
Property, plant and equipment	31,508	31,009
Intangible assets	362	444
Investments in Group companies	33,123	27,354
Deferred tax assets	442	329
Other	59	68

Total non-current assets	65,860	59,751

Total assets	76,772	82,199

LIABILITIES
Current liabilities
Trade and other payables	4,790	3,425
Loans from related parties	13,682	15,719
Interest bearing liabilities	104	115
Current tax payable	694	1,053
Provisions	889	952
Deferred income	6	6

Total current liabilities	20,165	21,270

Non-current liabilities
Trade and other payables	8	3
Loans from related parties	7,689	7,870
Interest bearing liabilities	143	191
Non-current tax payable	75	–
Deferred tax liabilities	542	573
Provisions	2,136	2,475
Deferred income	14	18

Total non-current liabilities	10,607	11,130

Total liabilities	30,772	32,400

Net assets	46,000	49,799

EQUITY
Share capital – BHP Group Limited	1,111	1,186
Treasury shares	(31)	(5)
Reserves	197	176
Retained earnings	44,723	48,442

Total equity	46,000	49,799